Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) - Drybulk Fleet [Member] - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage revenue			$ 25,934,204
Commissions (including $324,178, nil and nil respectively, to related party)			(1,411,333)
Voyage expenses			(410,676)
Vessel operating expenses (including $115,026, nil and nil, respectively, to related party)			(9,183,152)
Drydocking expenses			(1,465,079)
Related party management fees			(1,701,340)
Vessel depreciation			(5,422,155)
General and administrative expenses (including $731,456,nil and nil, respectively, to related party)			(2,346,502)
Operating income			3,993,967
Total other expenses, net			(2,874,232)
Net income			1,119,735
Dividend Series B Preferred Shares			(565,229)
Net income attributable to common shareholders			$ 554,506